Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible Assets

(D.3)   Intangible Assets

y Recognition of Intangibles

Whereas in general, expenses for internally generated intangibles are expensed as incurred, development expenses incurred on standard-related customer development projects (for which the IAS 38 criteria are met cumulatively) are capitalized on a limited scale with those amounts being amortized over the estimated useful life for the majority of the projects of eight years.

Determining whether internally generated intangible assets from development qualify for recognition requires significant judgment, particularly in the following areas:

-   Determining whether activities should be considered research activities or development activities

-   Determining whether the conditions for recognizing an intangible asset are met requires assumptions about future market conditions, customer demand, and other developments.

-   The term “technical feasibility” is not defined in IFRS, and therefore determining whether the completion of an asset is technically feasible requires judgment and a company-specific approach.

-   Determining the future ability to use or sell the intangible asset arising from the development and the determination of the probability of future benefits from sale or use

-   Determining whether a cost is directly or indirectly attributable to an intangible asset and whether a cost is necessary for completing a development

These judgments impact the total amount of intangible assets that we present in our balance sheet as well as the timing of recognizing development expenses in profit or loss.

y Measurement of Intangibles

All our purchased intangible assets other than goodwill have finite useful lives. They are initially measured at acquisition cost and subsequently amortized based on the expected consumption of economic benefits over their estimated useful lives ranging from two to 20 years.

Judgment is required in determining the following:

-   The useful life of an intangible asset, as this is based on our estimates regarding the period over which the intangible asset is expected to generate economic benefits to us

-   The amortization method, as IFRS requires the straight-line method to be used unless we can reliably determine the pattern in which the asset’s future economic benefits are expected to be consumed by us

Both the amortization period and the amortization method have an impact on the amortization expense that is recorded in each period.

y Classification of Intangibles

We classify intangible assets according to their nature and use in our operations. Software and database licenses consist primarily of technology for internal use, whereas acquired technology consists primarily of purchased software to be incorporated into our product offerings. Customer relationships and other intangibles consist primarily of customer relationships and acquired trademark licenses.

Amortization expenses of intangible assets are classified as cost of cloud, cost of services, research and development, sales and marketing, and general and administration, depending on the use of the respective intangible assets.

Intangible Assets

€ millions	Software and	Acquired	Customer	Total
	Database Licenses	Technology	Relationships and
			Other Intangibles
Historical cost
1/1/2021	793	2,565	6,038	9,396
Foreign currency exchange differences	12	205	427	644
Additions from business combinations	0	233	303	536
Other additions	19	0	66	85
Retirements/disposals	-84	-7	-11	-102
Transfers	93	0	-89	4
12/31/2021	833	2,996	6,734	10,563
Foreign currency exchange differences	8	170	337	515
Additions from business combinations	0	65	98	163
Other additions	244	0	65	309
Retirements/disposals	-115	-703	-92	-910
Transfers	87	-1	-85	1
12/31/2022	1,057	2,527	7,057	10,641

Accumulated amortization
1/1/2021	523	2,043	3,046	5,612
Foreign currency exchange differences	11	171	211	393
Additions amortization	77	195	406	678
Retirements/disposals	-64	-11	-10	-85
12/31/2021	547	2,398	3,653	6,598
Foreign currency exchange differences	7	137	171	315
Additions amortization	99	209	458	766
Retirements/disposals	-109	-703	-61	-873
12/31/2022	544	2,041	4,221	6,806

Carrying amount
12/31/2021	286	598	3,081	3,965
12/31/2022	513	486	2,836	3,835

Significant Intangible Assets

€ millions, unless otherwise stated			Remaining
	Carrying Amount		Useful Life
	2022	2021	(in years)
Ariba – Customer relationships	140	174	3	to	5
Concur – Customer relationships	704	755	8	to	12
Callidus – Customer relationships	181	241	6	to	10
Qualtrics - Acquired technologies	195	286			3
Qualtrics - Customer relationships	937	983	10	to	15
Emarsys – Customer relationships	145	163	5	to	12
Signavio – Customer relationships	183	184			14
Total significant intangible assets	2,485	2,786